Shareholders' equity, net	12 Months Ended
Dec. 31, 2020
Shareholders' equity, net
Shareholders' equity, net

17.   Shareholders’ equity, net

(a)Capital stock -

The Group’s share capital is stated in soles and consisted of common shares with voting rights, with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock as of December 31, 2020 and 2019:

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

The market value of the common shares amounted to S/43.80 per share as of December 31, 2020  (S//47.77 per share as of December 31, 2019). These shares present trading frequencies of 5 and 25 percent in the years 2020 and 2019, respectively.

(b)Investment shares -

Investment shares have a nominal value of S/10.00 per share. Holders of investment shares are neither entitled neither to exercise voting rights nor to participate in shareholders’ meetings; however, they confer upon the holders thereof the right to participate in the dividend’s distribution. The table below presents the composition of the investment shares as of December 31, 2020 and 2019:

	Number of	Investment	Investment
	shares	shares	shares
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)

	271,677	2,717	791

The market value of the investment shares amounted to S/16.00 per share as of December 31, 2020 and 2019. These shares did not have a trading frequency in 2020 and 2019.

(c)Legal reserve -

The Peruvian Corporations Law requires that a minimum of 10 percent of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until the latter is equal to 20 percent of the capital stock. This legal reserve can be used to offset losses or may be capitalized, with the obligation, in both cases, to replenish it.

Although, the balance of the legal reserve exceeded the limit mentioned above, the Group increased its legal reserve by US$26,000 in the year 2020  (US$53,000 and US$44,000 in the years 2019 and 2018 respectively) as a result of the expired dividends. According to the General Corporate Law, dividends expire ten years after the payment due.

(d)Dividends declared and paid -

Due to the State of National Emergency declared in the country and the restrictions to the mining industry, which limit it only to the execution of critical activities, the Board agreed in a non-face-to-face session on April 15, 2020, to exclude distribution of dividends from the agenda of the call to the Annual Mandatory Meeting initially scheduled for March 2020, which took place in July 15, 2020.

The table below presents the dividends declared and paid in 2019 and 2018:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2019 Dividends
Mandatory Annual Shareholders’ Meeting	March 25	16,538	0.06
Less - Dividends of treasury shares		(1,298)
		15,240

Board of Directors’ Meeting	October 29	7,442	0.03
Less - Dividends of treasury shares		(584)
		6,858
		22,098

2018 Dividends
Mandatory Annual Shareholders’ Meeting	March 27	8,269	0.03
Less - Dividends of treasury shares		(648)
		7,621

Board of Directors’ Meeting	October 25	16,538	0.06
Less - Dividends of treasury shares		(1,299)
		15,239
		22,860

According to the current Law, there are no restrictions for the remittance of dividends or repatriation of capital by foreign investors.

Dividends declared by S.M.R.L. Chaupiloma Dos de Cajamarca corresponding to non-controlling interest were US$5,140,000,  US$6,500,000 and US$5,560,000 for the years 2020, 2019 and 2018, respectively.

(e)Basic and diluted loss per share -

Loss per share is calculated by dividing net loss for the period by the weighted average number of shares outstanding during the year.

The calculation of loss per share attributable to the equity holders of the parent is presented below:

	2020	2019	2018

Loss for the year (numerator) - US$	(135,718,000)	(12,208,000)	(13,445,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Loss per basic share and diluted - US$	(0.53)	(0.05)	(0.05)

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the Parent is presented below:

	2020	2019	2018

Loss for the year (numerator) - US$	(141,135,000)	(1,694,000)	(1,637,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Loss per basic share and diluted - US$	(0.56)	(0.01)	(0.02)

The common and investment shares outstanding at the close of 2020, 2019 and 2018 were 253,986,867.

Sociedad Minera Cerro Verde S.A.A. [Member]
Shareholders' equity, net
Shareholders' equity, net

12.   Shareholders’ equity

(a)    Capital stock -

As of December 31, 2020, the authorized, subscribed and paid-up capital in accordance with the Company’s by-laws and its related modifications was 350,056,012 common shares.

According to the July 11, 2003, Shareholders Agreement, the nominal value of the shares was denominated in US dollars in an amount of US$0.54 per share. As a consequence of the capitalization of restricted earnings associated with tax benefits (reinvestment credits), in December 2009, the nominal value of the shares was increased to US$2.83 per share.

The quoted price of these shares was US$20.92 per share as of December 31, 2020 (US$19.30 per share as of December 31, 2019).

As of December 31, 2020, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,844	4.39
From 1.01 to 20.00	2	21.05
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,848	100.00

(b)  Other capital reserves -

Other capital reserves include the Company’s legal reserve, which is in accordance with the Peruvian Companies Act, and is created through the transfer of 10% of the earnings for the year up to a maximum of 20% of the paid-in capital. The legal reserve must be used to compensate for losses in the absence of non-distributed earnings or non-restricted reserves, and transfers made to compensate for losses must be replaced with future earnings. This legal reserve may also be used to increase capital stock, but the balance must be restored from future earnings.

(c)  Dividend Distribution -

Dividends paid to shareholders, other than domiciled legal entities, are subject to retention of income tax. On December 10, 2016, Legislative Decree 1261 was enacted reducing the withholding tax rate to 5.0% beginning January 1, 2017.

At the non-presential annual mandatory shareholders meeting held on July 3, 2020, shareholders approved that no dividends would be distributed as a result of possible tax payments associated with arbitration proceedings and concerns about the price of copper due to the global uncertainty caused by the COVID-19 pandemic.

At the annual mandatory shareholders meeting held on March 29, 2019, shareholders approved a US$150 million dividend payment (US$0.428503 per common share). The total amount of these dividends was applied against retained earnings. This dividend was paid on April 30, 2019, and complied with the withholding tax rules (4.1%).

(d)Stock-based compensation -

In accordance with the Senior Executive Plan (SEP), stock-based compensation in the ultimate parent (Freeport) is granted to the Company’s senior executives. Amounts presented in “Other capital reserves” in the statement of change in equity totaled US$11.5 million as of December 31, 2020, US$10.1 million as of December 31, 2019 and US$8.9 million as of December 31, 2018. The fair value of stock options is determined using the Black-Scholes-Merton option pricing model. The fair value of restricted share units (RSUs) is based on Freeport's share price on the grant date. Shares of Freeport’s common stock are issued at the vesting date of RSUs settled in shares. The fair value of performance share units (PSUs) are determined using Freeport's stock price and a Monte-Carlo simulation model.

Stock options granted under such plans generally expire 10 years after the grant date. Stock options granted prior to 2018 generally vest in 25 percent annual increments; beginning in 2018, awards granted vest in 33 percent annual increments beginning one year from the date of grant. Stock option agreements provide that participants will receive the following year’s vesting upon retirement. Therefore, on the grant date, the Company accelerates one year of amortization for retirement-eligible employees. Stock options provide for accelerated vesting only upon certain qualifying terminations of employment within one year following a change of control.

The Company recognizes the compensation cost in the statement of comprehensive income during the award period according to the fair value of the instruments granted. The cost is recognized as an equity contribution in “Other equity contributions.”

Minera Yanacocha SRL and subsidiary [Member]
Shareholders' equity, net
Shareholders' equity, net

15.   Partners’ equity

(a)Partners’ contributions -

As of December 31, 2020 and December 31, 2019, Partners’ contributions comprise 1,214,528,739 common partnership interests at par value of one Peruvian Sol each, fully subscribed and paid-in (equivalent to US$398,216 at the historical exchange rate). Such partnership interest includes 656,484,745 common partnership interests that are owned by foreign investors.

On December 21, 2017, Minera Yanacocha purchased back 63,922,565 partnership interests owned by International Finance Corporation (IFC) for US$47,911, which represented 5% of the capital stock of the Company. On February 19, 2018, the Board of the partners approved the reduction of 63,922,565 of the common partnership interests equivalent to US$19,711. On June 14, 2018, the Board of the partners approved the sale of 63,922,565 partnership units to Summit Global Management II BV, see note 14.

Under current Peruvian regulations, there is no restriction on the remittance of dividends or repatriation of foreign investment, except as discussed in sections below.

The legal structure of the Company is that of a Peruvian limited liability partnership. Major features of such legal structure are: (i) the number of Partners cannot exceed 20, (ii) capital comprises the partnership interests, and (iii) there is no obligation to create a legal reserve.

(b)Retained earnings -

Distribution of earnings to Partners other than legal entities domiciled in Peru is subject to a withholding income tax charged to the partners.

Until December 31, 2017, by Law No. 30296 published on December 31, 2014, for individuals and non-resident legal entities, the applicable tax rate was 6.8% for dividend distributions in cash or non-monetary assets for fiscal year 2017. Pursuant to Legislative Decree No. 1261, published on December 10, 2016 and effective as of January 1, 2017, the applicable tax rate to the distribution of cash dividends and non-monetary assets for the year 2017 onwards is 5%.

(c)Dividends declared and paid -

During the years 2020, 2019 and 2018, no dividend distribution was made.